FINANCIAL RISK MANAGEMENT OBJECTIVES AND POLICIES (Tables)	12 Months Ended
Dec. 31, 2020
Disclosure of detailed information about financial instruments [abstract]
Schedule of Credit Risk

The tables below show the credit quality and the maximum exposure to credit risk based on the Group's credit policy, which is mainly based on past due information unless other information is available without undue cost or effort, and year-end staging classification as of December 31, 2019 and 2020. The amounts presented are gross carrying amounts for financial assets.

December 31, 2019	12-month ECLs	Lifetime ECLs
	Stage 1	Stage 2	Stage 3	Total
	CNY	CNY	CNY	CNY

Trade receivables	3,956	—	—	3,956
Financial assets included in other receivables
- Normal*	33	—	—	33
- Doubtful*	—	—	—	—
Cash and cash equivalents
- Not yet past due	3,444	—	—	3,444
Total	7,433	—	—	7,433

December 31, 2020	12-month ECLs	Lifetime ECLs
	Stage 1	Stage 2	Stage 3	Total
	CNY	CNY	CNY	CNY

Financial assets included in other receivables
- Normal*	32	—	—	32
- Doubtful*	—	—	—	—
Cash and cash equivalents
- Not yet past due	2,450	—	—	2,450
Total	2,482	—	—	2,482

December 31, 2020	12-month ECLs	Lifetime ECLs
	Stage 1	Stage 2	Stage 3	Total
	US$	US$	US$	US$

Financial assets included in other receivables
- Normal*	5	—	—	5
- Doubtful*	—	—	—	—
Cash and cash equivalents
- Not yet past due	375	—	—	375
Total	380	—	—	380

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*

The credit quality of the financial assets included in other receivables is considered to be “normal” when they are not past due and there is no information indicating that the financial assets had a significant increase in credit risk since initial recognition. Otherwise, the credit quality of the financial assets is considered to be “doubtful”.

Schedule of Maturity Profile of the Group's Financial Liabilities

The table below summarizes the maturity profile of the Group's financial liabilities based on contractual undiscounted payments:

December 31, 2019	On demand	Less than 1 year	1 to 5 years	More than 5 years	Total
	CNY	CNY	CNY	CNY	CNY

Trade payables	—	3,896	—	—	3,896
Other payables and accrued liabilities	—	1,600	—	—	1,600
Due to related companies	—	5,077	—	—	5,077
Due to the Shareholder	—	7,097	—	—	7,097
Lease liabilities	—	812	—	—	812
	—	18,482	—	—	18,482

December 31, 2020	On demand	Less than 1 year	1 to 5 years	More than 5 years	Total
	CNY	CNY	CNY	CNY	CNY

Trade payables	—	100	—	—	100
Other payables and accrued liabilities	—	3,029	—	—	3,029
Due to related companies	—	9,158	—	—	9,158
Due to the Shareholder	—	7,149	—	—	7,149
Lease liabilities	—	753	376	—	1,129
	—	20,189	376	—	20,565

December 31, 2020	On demand	Less than 1 year	1 to 5 years	More than 5 years	Total
	US$	US$	US$	US$	US$

Trade payables	—	15	—	—	15
Other payables and accrued liabilities	—	463	—	—	463
Due to related companies	—	1,402	—	—	1,402
Due to the Shareholder	—	1,095	—	—	1,095
Lease liabilities	—	115	58	—	173
	—	3,090	58	—	3,148

Schedule of highest and lowest points in Equity Price Risk

The market equity indices for the following stock exchanges, at the close of business of the nearest trading day in the year to the end of the reporting period, and their respective highest and lowest points during the year were as follows:

	December 31,	High/low
	2020	2020

Hong Kong – Hang Seng Index	27,231	29,175/ 21,139

Schedule of fair values of equity investments

The following table demonstrates the sensitivity to every 1% change in the fair values of the equity investments, with all other variables held constant and before any impact on tax, based on their carrying amounts at the end of the reporting period.

	Carrying amount of equity investments	Increase/ (decrease) in profit before tax	Increase/ (decrease) in equity*
2020	CNY	CNY	CNY

Investments listed in:
Hong Kong – Financial assets at fair value through profit or loss	138,674	1,387/ (1,387)	—

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* Excluding retained profits

	Carrying amount of equity investments	Increase/ (decrease) in profit before tax	Increase/ (decrease) in equity*
2020	US$	US$	US$

Investments listed in:
Hong Kong – Financial assets at fair value through profit or loss	21,234	212/ (212)	—